Cover	Mar. 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2024
Entity File Number	001-40415
Entity Registrant Name	MOBILE INFRASTRUCTURE CORPORATION
Entity Central Index Key	0001847874
Entity Tax Identification Number	98-1583957
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	30 W. 4th Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	(513)
Local Phone Number	834-5110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	BEEP
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not applicable